Condensed consolidating financial information	6 Months Ended
Jun. 30, 2018
Condensed consolidating financial information
Condensed consolidating financial information

23.Condensed consolidating financial information

Lloyds Bank plc (Lloyds Bank) is a wholly owned subsidiary of the Company and intends to offer and sell certain securities in the US from time to time utilising a registration statement on Form F-3 filed with the SEC by the Company.  This will be accompanied by a full and unconditional guarantee by the Company.

Lloyds Bank intends to utilise an exception provided in Rule 3-10 of Regulation S-X which allows it to not file its financial statements with the SEC.  In accordance with the requirements to qualify for the exception, presented below is condensed consolidating financial information for:

•	The Company on a stand-alone basis as guarantor;

•	Lloyds Bank on a stand-alone basis as issuer;

•	Non-guarantor subsidiaries of the Company and non-guarantor subsidiaries of Lloyds Bank on a combined basis (Subsidiaries);

•	Consolidation adjustments; and

•	Lloyds Banking Group’s consolidated amounts (the Group).

Under IAS 27, the Company and Lloyds Bank account for investments in their subsidiary undertakings at cost less impairment.  Rule 3-10 of Regulation S-X requires a company to account for its investments in subsidiary undertakings using the equity method, which would increase/(decrease) the result for the period of the Company and Lloyds Bank in the information below by £(786) million and £(254) million, respectively, for the half-year to 30 June 2018; £357 million and £(658) million for the half-year to 30 June 2017; and £1,051 million and £(482) million for the half-year to 31 December 2017. The net assets of the Company and Lloyds Bank in the information below would also be increased

(decreased) by £4,069 million and £(10,821) million, respectively, at 30 June 2018; and £5,682 million and £(9,962) million at 31 December 2017.

Income statements

For the half-year ended 30 June 2018	Company	Lloyds Bank	Subsidiaries	Consolidation adjustments	Group
	£m	£m	£m	£m	£m

Net interest (expense) income	(77)	3,098	3,261	(275)	6,007
Other income	3,168	4,209	7,156	(6,260)	8,273

Total income	3,091	7,307	10,417	(6,535)	14,280
Insurance claims	—	—	(4,709)	—	(4,709)

Total income, net of insurance claims	3,091	7,307	5,708	(6,535)	9,571
Operating expenses	(8)	(3,564)	(3,548)	1,122	(5,998)

Trading surplus	3,083	3,743	2,160	(5,413)	3,573
Impairment	(2)	(259)	(220)	25	(456)

Profit (loss) before tax	3,081	3,484	1,940	(5,388)	3,117
Taxation	(65)	(289)	(421)	(75)	(850)

Profit (loss) for the period	3,016	3,195	1,519	(5,463)	2,267

For the half-year ended 30 June 2017	Company	Lloyds Bank	Subsidiaries	Consolidation adjustments	Group
	£m	£m	£m	£m	£m

Net interest (expense) income	(58)	2,822	2,510	(72)	5,202
Other income	1,671	4,159	11,660	(5,417)	12,073

Total income	1,613	6,981	14,170	(5,489)	17,275
Insurance claims	—	—	(7,976)	—	(7,976)

Total income, net of insurance claims	1,613	6,981	6,194	(5,489)	9,299
Operating expenses	(14)	(3,930)	(3,160)	902	(6,202)

Trading surplus	1,599	3,051	3,034	(4,587)	3,097
Impairment	—	(142)	(62)	1	(203)

Profit (loss) before tax	1,599	2,909	2,972	(4,586)	2,894
Taxation	(8)	(250)	(683)	36	(905)

Profit (loss) for the period	1,591	2,659	2,289	(4,550)	1,989

For the half-year ended 31 December 2017	Company	Lloyds Bank	Subsidiaries	Consolidation adjustments	Group
	£m	£m	£m	£m	£m

Net interest (expense) income	(63)	3,007	2,850	(84)	5,710
Other income	1,121	3,483	10,893	(4,245)	11,252

Total income	1,058	6,490	13,743	(4,329)	16,962
Insurance claims	—	—	(7,602)	—	(7,602)

Total income, net of insurance claims	1,058	6,490	6,141	(4,329)	9,360
Operating expenses	(241)	(3,271)	(3,779)	1,147	(6,144)

Trading surplus	817	3,219	2,362	(3,182)	3,216
Impairment	—	(320)	(219)	54	(485)

Profit (loss) before tax	817	2,899	2,143	(3,128)	2,731
Taxation	(9)	(279)	(470)	(65)	(823)

Profit (loss) for the period	808	2,620	1,673	(3,193)	1,908

Consolidated statements of comprehensive income

				Consolidation
Half-year ended 30 June 2018	Company	Lloyds Bank	Subsidiaries	adjustments	Group
	£m	£m	£m	£m	£m

Profit (loss) for the period	3,016	3,195	1,519	(5,463)	2,267
Other comprehensive income
Items that will not subsequently be reclassified to profit or loss:
Post-retirement defined benefit scheme remeasurements

Remeasurements before tax	—	411	497	—	908
Tax	—	(111)	(95)	—	(206)

	—	300	402	—	702
Movements in revaluation reserve in respect of equity shares held at fair value through comprehensive income:

Change in fair value	—	(100)	7	(4)	(97)
Tax	—	22	—	—	22

	—	(78)	7	(4)	(75)
Gains and losses attributable to own credit risk:

Gains (losses) before tax	—	167	—	—	167
Tax	—	(45)	—	—	(45)

	—	122	—	—	122
Items that may subsequently be reclassified to profit or loss:
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:

Change in fair value	—	103	(38)	44	109
Income statement transfers in respect of disposals	—	(212)	9	—	(203)
Income statement transfers in respect of impairment	—	1	—	—	1
Tax	—	45	1	—	46

	—	(63)	(28)	44	(47)
Movements in cash flow hedging reserve:

Effective net portion of changes in fair value	—	5	(89)	(139)	(223)
Net income statement transfers	—	(298)	(11)	(114)	(423)
Tax	—	79	27	76	182

	—	(214)	(73)	(177)	(464)
Currency translation differences (tax: nil)	—	2	3	—	5

Other comprehensive income for the period, net of tax	—	69	311	(137)	243

Total comprehensive income for the period	3,016	3,264	1,830	(5,600)	2,510

				Consolidation
Half-year ended 30 June 2018	Company	Lloyds Bank	Subsidiaries	adjustments	Group
	£m	£m	£m	£m	£m

Total comprehensive income attributable to ordinary shareholders	2,811	3,129	1,737	(5,409)	2,268
Total comprehensive income attributable to other equity holders	205	135	56	(191)	205

Total comprehensive income attributable to equity holders	3,016	3,264	1,793	(5,600)	2,473
Total comprehensive income attributable to non-controlling interests	—	—	37	—	37

Total comprehensive income for the period	3,016	3,264	1,830	(5,600)	2,510

Half-year ended 30 June 2017	Company	Lloyds Bank	Subsidiaries	Consolidation adjustments	Group
	£m	£m	£m	£m	£m

Profit (loss) for the period	1,591	2,659	2,289	(4,550)	1,989
Other comprehensive income
Items that will not subsequently be reclassified to profit or loss:
Post-retirement defined benefit scheme remeasurements:

Remeasurements before tax	—	(99)	(25)	—	(124)
Tax	—	27	5	—	32

	—	(72)	(20)	—	(92)
Gains and losses attributable to own credit risk

Gains and (losses) before tax	—	(44)	—	—	(44)
Tax	—	12	—	—	12

	—	(32)	—	—	(32)
Items that may subsequently be reclassified to profit or loss:
Movements in revaluation reserve in respect of available-for-sale financial assets:

Change in fair value	—	426	23	6	455
Income statement transfers in respect of disposals	—	(202)	(113)	—	(315)
Income statement transfers in respect of impairment	—	—	9	(3)	6
Tax	—	(59)	11	—	(48)

	—	165	(70)	3	98
Movements in cash flow hedging reserve:

Effective portion of changes in fair value	—	(65)	(56)	(146)	(267)
Net income statement transfers	—	(196)	16	(137)	(317)
Tax	—	68	10	73	151

	—	(193)	(30)	(210)	(433)
Currency translation differences (tax: nil)	—	(4)	10	(13)	(7)

Other comprehensive income for the period, net of tax	—	(136)	(110)	(220)	(466)

Total comprehensive income for the period	1,591	2,523	2,179	(4,770)	1,523

Total comprehensive income attributable to ordinary shareholders	1,382	2,386	2,077	(4,572)	1,273
Total comprehensive income attributable to other equity holders	209	137	10	(147)	209

Total comprehensive income attributable to equity holders	1,591	2,523	2,087	(4,719)	1,482
Total comprehensive income attributable to non-controlling interests	—	—	92	(51)	41

Total comprehensive income for the period	1,591	2,523	2,179	(4,770)	1,523

Half-year ended 31 December 2017	Company	Lloyds Bank	Subsidiaries	Consolidation adjustments	Group
	£m	£m	£m	£m	£m

Profit (loss) for the period	808	2,620	1,673	(3,193)	1,908
Other comprehensive income
Items that will not subsequently be reclassified to profit or loss:
Post-retirement defined benefit scheme remeasurements

Remeasurements before tax	—	541	211	—	752
Tax	—	(137)	(41)	—	(178)

	—	404	170	—	574
Gains and losses attributable to own credit risk

Gains (losses) before tax	—	(11)	—	—	(11)
Tax	—	3	—	—	3

	—	(8)	—	—	(8)
Items that may subsequently be reclassified to profit or loss:
Movements in revaluation reserve in respect of available-for-sale financial assets:

Change in fair value	—	(195)	15	28	(152)
Income statement transfers in respect of disposals	—	(131)	(18)	18	(131)
Tax	—	105	6	—	111

	—	(221)	3	46	(172)
Movements in cash flow hedging reserve:

Effective portion of changes in fair value	—	80	(80)	(96)	(96)
Net income statement transfers	—	(240)	30	(124)	(334)
Tax	—	62	13	57	132

	—	(98)	(37)	(163)	(298)
Currency translation differences (tax: nil)	—	(1)	(37)	13	(25)

Other comprehensive income for the period, net of tax	—	76	99	(104)	71

Total comprehensive income for the period	808	2,696	1,772	(3,297)	1,979

Total comprehensive income attributable to ordinary shareholders	602	2,560	1,663	(3,101)	1,724
Total comprehensive income attributable to other equity holders	206	136	111	(247)	206

Total comprehensive income attributable to equity holders	808	2,696	1,774	(3,348)	1,930
Total comprehensive income attributable to non-controlling interests	—	—	(2)	51	49

Total comprehensive income for the period	808	2,696	1,772	(3,297)	1,979

Balance sheets

At 30 June 2018	Company	Lloyds Bank	Subsidiaries	Consolidation adjustments	Group
	£m	£m	£m	£m	£m

Assets
Cash and balances at central banks	—	59,697	8,251	—	67,948
Items in course of collection from banks	—	483	219	—	702
Financial assets at fair value through profit or loss	2	34,325	139,215	(1,181)	172,361
Derivative financial instruments	289	25,576	32,550	(31,460)	26,955

Loans and advances to banks	—	3,716	2,933	25	6,674
Loans and advances to customers	—	169,501	299,326	198	469,025
Debt securities	—	4,127	147	7	4,281
Due from fellow Lloyds Banking Group undertakings	20,190	170,872	103,108	(294,170)	—

Financial assets at amortised cost:	20,190	348,216	405,514	(293,940)	479,980

Financial assets at fair value through other comprehensive income	—	32,124	1,261	(2,085)	31,300
Goodwill	—	—	2,331	(21)	2,310
Value of in-force business	—	—	4,798	234	5,032
Other intangible assets	—	1,701	339	1,021	3,061
Property, plant and equipment	—	3,148	9,478	(49)	12,577
Current tax recoverable	48	—	—	(48)	—
Deferred tax assets	11	2,012	1,245	(944)	2,324
Retirement benefit assets	—	1,128	468	(12)	1,584
Investment in subsidiary undertakings, including assets held for sale	47,128	32,816	—	(79,944)	—
Other assets	1,054	4,555	18,437	(401)	23,645

Total assets	68,722	545,781	624,106	(408,830)	829,779

At 30 June 2018	Company	Lloyds Bank	Subsidiaries	Consolidation adjustments	Group
	£m	£m	£m	£m	£m

Equity and liabilities

Liabilities
Deposits from banks	—	6,955	23,981	(2)	30,934
Customer deposits	—	237,411	184,132	66	421,609
Due to fellow Lloyds Banking Group undertakings	131	94,561	171,285	(265,977)	—
Items in course of transmission to banks	—	565	284	—	849
Financial liabilities at fair value through profit or loss	—	39,767	10,660	(4,650)	45,777
Derivative financial instruments	273	22,609	34,139	(31,460)	25,561
Notes in circulation	—	—	1,140	—	1,140
Debt securities in issue	17,210	77,485	18,804	(23,206)	90,293
Liabilities arising from insurance contracts and participating investment contracts	—	—	103,544	(20)	103,524
Liabilities arising from non-participating investment contracts	—	—	15,179	—	15,179
Other liabilities	1,047	3,576	24,516	(5,517)	23,622
Retirement benefit obligations	—	139	127	(1)	265
Current tax liabilities	—	113	119	(28)	204
Deferred tax liabilities	—	—	—	—	—
Other provisions	—	1,984	2,854	(196)	4,642
Subordinated liabilities	5,835	9,242	6,300	(3,740)	17,637

Total liabilities	24,496	494,407	597,064	(334,731)	781,236

Equity
Shareholders’ equity	38,871	48,157	25,707	(69,795)	42,940
Other equity instruments	5,355	3,217	1,087	(4,304)	5,355

Total equity excluding non-controlling interests	44,226	51,374	26,794	(74,099)	48,295
Non-controlling interests	—	—	248	—	248

Total equity	44,226	51,374	27,042	(74,099)	48,543

Total equity and liabilities	68,722	545,781	624,106	(408,830)	829,779

At 31 December 2017	Company	Lloyds Bank	Subsidiaries	Consolidation adjustments	Group
	£m	£m	£m	£m	£m

Assets
Cash and balances at central banks	—	55,835	2,686	—	58,521
Items in course of collection from banks	—	490	265	—	755
Trading and other financial assets at fair value through profit or loss	—	43,977	126,864	(7,963)	162,878
Derivative financial instruments	265	26,764	14,785	(15,980)	25,834
Loans and receivables:

Loans and advances to banks	—	3,611	2,975	25	6,611
Loans and advances to customers	—	170,804	294,463	7,231	472,498
Debt securities	—	3,182	420	41	3,643
Due from fellow Lloyds Banking Group undertakings	14,698	180,772	119,914	(315,384)	—

	14,698	358,369	417,772	(308,087)	482,752
Available-for-sale financial assets	—	42,566	1,582	(2,050)	42,098
Goodwill	—	—	2,332	(22)	2,310
Value of in-force business	—	—	4,590	249	4,839
Other intangible assets	—	1,415	345	1,075	2,835
Property, plant and equipment	—	3,252	9,526	(51)	12,727
Current tax recoverable	724	—	26	(734)	16
Deferred tax assets	22	1,995	2,285	(2,018)	2,284
Retirement benefit assets	—	673	69	(19)	723
Investment in subsidiary undertakings, including assets held for sale	44,863	40,500	—	(85,363)	—
Other assets	961	1,117	12,107	(648)	13,537

Total assets	61,533	576,953	595,234	(421,611)	812,109

At 31 December 2017	Company	Lloyds Bank	Subsidiaries	Consolidation adjustments	Group
	£m	£m	£m	£m	£m

Equity and liabilities
Liabilities
Deposits from banks	—	7,538	22,268	(2)	29,804
Customer deposits	—	234,397	183,830	(103)	418,124
Due to fellow Lloyds Banking Group undertakings	2,168	112,769	179,952	(294,889)	—
Items in course of transmission to banks	—	304	280	—	584
Trading and other financial liabilities at fair value through profit or loss	—	51,045	53	(221)	50,877
Derivative financial instruments	327	28,267	13,510	(15,980)	26,124
Notes in circulation	—	—	1,313	—	1,313
Debt securities in issue	10,886	66,249	15,847	(20,532)	72,450
Liabilities arising from insurance contracts and participating investment contracts	—	—	103,434	(21)	103,413
Liabilities arising from non-participating investment contracts	—	—	15,447	—	15,447
Other liabilities	935	3,425	18,480	(2,110)	20,730
Retirement benefit obligations	—	143	134	81	358
Current tax liabilities	—	105	1,242	(1,073)	274
Deferred tax liabilities	—	—	779	(779)	—
Other provisions	—	2,593	2,865	88	5,546
Subordinated liabilities	3,993	9,341	8,288	(3,700)	17,922

Total liabilities	18,309	516,176	567,722	(339,241)	762,966

Equity
Shareholders’ equity	37,869	57,560	25,470	(77,348)	43,551
Other equity instruments	5,355	3,217	1,805	(5,022)	5,355

Total equity excluding non-controlling interests	43,224	60,777	27,275	(82,370)	48,906
Non-controlling interests	—	—	237	—	237

Total equity	43,224	60,777	27,512	(82,370)	49,143

Total equity and liabilities	61,533	576,953	595,234	(421,611)	812,109

Cash flow statements

For the half-year ended 30 June 2018	Company	Lloyds Bank	Subsidiaries	Consolidation adjustments	Group
	£m	£m	£m	£m	£m

Net cash provided by (used in) operating activities	5,062	(5,720)	(2,371)	7,228	4,199

Cash flows from investing activities:
Purchase of financial assets	—	(5,766)	(284)	—	(6,050)
Proceeds from sale and maturity of financial assets	—	14,216	618	22	14,856
Purchase of fixed assets	—	(703)	(1,104)	—	(1,807)
Proceeds from sale of fixed assets	—	9	634	—	643
Additional capital injections to subsidiaries	(11,460)	—	—	11,460	—
Capital repayments by subsidiaries	1,800	—	—	(1,800)	—
Acquisition of businesses, net of cash acquired	—	—	(37)	—	(37)
Disposal of businesses, net of cash disposed	—	7,622	1	(7,622)	1
Dividends received from subsidiaries	10,422	1,800	—	(12,222)	—
Distributions on other equity instruments received	145	51	—	(196)	—
Return of capital contribution	3,817	—	—	(3,817)	—
Interest received on lending to Lloyds Bank	322	—	—	(322)	—
Capital lending to subsidiaries	(9,430)	—	—	9,430	—

Net cash provided by investing activities	(4,384)	17,229	(172)	(5,067)	7,606

Cash flows from financing activities:
Dividends paid to ordinary shareholders	(1,475)	(10,422)	(1,800)	12,222	(1,475)
Distributions on other equity instruments	(205)	(135)	(61)	196	(205)
Dividends paid to non-controlling interests	—	—	(26)	—	(26)
Interest paid on subordinated liabilities	(117)	(377)	(389)	103	(780)
Issue of ordinary shares	85	—	—	—	85
Proceeds from issue of subordinated liabilities	1,729	—	—	—	1,729
Share buy back	(470)	—	—	—	(470)
Repayment of subordinated liabilities	—	—	(1,656)	44	(1,612)
Capital contribution received	—	—	11,460	(11,460)	—
Repayment to parent company	—	(3,817)	—	3,817	—
Capital repayments to the company	—	(1,800)	—	1,800	—
Capital borrowing from parent company	—	9,430	—	(9,430)	—
Interest paid on borrowing from the company	—	(322)	—	322	—

Net cash (used in) provided by financing activities	(453)	(7,443)	7,528	(2,386)	(2,754)

Effects of exchange rate changes on cash and cash equivalents	—	1	—	—	1

Change in cash and cash equivalents	225	4,067	4,985	(225)	9,052
Cash and cash equivalents at beginning of period	272	56,120	2,588	(272)	58,708

Cash and cash equivalents at end of period	497	60,187	7,573	(497)	67,760

For the half-year ended 30 June 2017	Company	Lloyds Bank	Subsidiaries	Consolidation adjustments	Group
	£m	£m	£m	£m	£m
Net cash provided by (used in) operating activities	4,336	(825)	(6,888)	(1,306)	(4,683)

Cash flows from investing activities:
Dividends received from subsidiaries	1,600	2,807	—	(4,407)	—
Distributions on other equity instruments received	146	51	—	(197)	—
Purchase of financial assets	—	(1,646)	(201)	—	(1,847)
Proceeds from sale and maturity of financial assets	—	4,128	1,148	—	5,276
Purchase of fixed assets	—	(552)	(1,408)	—	(1,960)
Proceeds from sale of fixed assets	—	6	757	—	763
Capital lending to subsidiaries	(4,149)	—	—	4,149	—
Capital repayments by subsidiaries	—	—	—	—	—
Return of capital contribution	74	—	—	(74)	—
Interest received on lending to Lloyds Bank	111	—	—	(111)	—
Acquisition of businesses, net of cash acquired	—	(2,026)	—	117	(1,909)
Disposal of businesses, net of cash disposed	—	—	26	—	26

Net cash provided by investing activities	(2,218)	2,768	322	(523)	349

Cash flows from financing activities:
Dividends paid to ordinary shareholders	(1,568)	(1,600)	(2,807)	4,407	(1,568)
Distributions on other equity instruments	(209)	(137)	(60)	197	(209)
Interest paid on subordinated liabilities	(127)	(394)	(435)	176	(780)
Repayment of subordinated liabilities	—	(675)	(760)	799	(636)
Return of capital contribution	—	(74)	—	74	—
Capital borrowing from the Company	—	4,149	—	(4,149)	—
Capital repayments to the Company	—	—	—	—	—
Interest paid on borrowing from the Company	—	(111)	—	111	—
Change in non-controlling interests	—	—	(3)	—	(3)

Net cash (used in) provided by financing activities	(1,904)	1,158	(4,065)	1,615	(3,196)

Effects of exchange rate changes on cash and cash equivalents	—	(1)	1	—	—

Change in cash and cash equivalents	214	3,100	(10,630)	(214)	(7,530)
Cash and cash equivalents at beginning of period	42	45,266	17,122	(42)	62,388

Cash and cash equivalents at end of period	256	48,366	6,492	(256)	54,858

For the half-year ended 31 December 2017	Company	Lloyds Bank	Subsidiaries	Consolidation adjustments	Group
	£m	£m	£m	£m	£m
Net cash provided by (used in) operating activities	3,885	(2,605)	929	(721)	1,488

Cash flows from investing activities:
Dividends received from subsidiaries	1,050	1,571	—	(2,621)	—
Distributions on other equity instruments received	146	50	—	(196)	—
Purchase of financial assets	—	(5,904)	(281)	170	(6,015)
Proceeds from sale and maturity of financial assets	—	12,352	1,047	—	13,399
Purchase of fixed assets	—	(603)	(1,092)	—	(1,695)
Proceeds from sale of fixed assets	—	79	602	—	681
Additional capital lending to subsidiaries	(4,327)	(34)	—	4,361	—
Capital repayments by subsidiaries	475	—	—	(475)	—
Return of capital contributions	3	—	—	(3)	—
Interest received on lending to Lloyds Bank	133	—	—	(133)	—
Acquisition of businesses, net of cash acquired	(320)	—	(622)	928	(14)
Disposal of businesses, net of cash disposed	—	592	103	(592)	103

Net cash (used in) provided by investing activities	(2,840)	8,103	(243)	1,439	6,459

Cash flows from financing activities:
Dividends paid to ordinary shareholders	(716)	(1,050)	(1,571)	2,621	(716)
Distributions on other equity instruments	(206)	(136)	(60)	196	(206)
Dividends paid to non-controlling interests	—	—	(51)	—	(51)
Interest paid on subordinated liabilities	(121)	(274)	(265)	165	(495)
Proceeds from issue of ordinary shares	14	—	—	—	14
Repayment of subordinated liabilities	—	—	(372)	—	(372)
Capital contributions received	—	—	—	—	—
Return of capital contributions	—	(3)	—	3	—
Capital borrowing from the Company	—	4,327	—	(4,327)	—
Capital repayments to the Company	—	(475)	—	475	—
Interest paid on borrowing from the Company	—	(133)	—	133	—
Changes in non-controlling interests	—	—	3	—	3

Net cash provided by (used in) financing activities	(1,029)	2,256	(2,316)	(734)	(1,823)

Effects of exchange rate changes on cash and cash equivalents	—	—	—	—	—

Change in cash and cash equivalents	16	7,754	(1,630)	(16)	6,124
Cash and cash equivalents at beginning of period	256	48,366	6,492	(256)	54,858

Cash and cash equivalents at end of period	272	56,120	4,862	(272)	60,982